INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 151,364,023
Amortization	(7,216,789)	$ (3,000,028)
Ending balance	175,703,257	151,364,023
Payments for earn-out agreement		3,778,203
Borrowing costs capitalised	6,535,601	5,093,206
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	7,631,036
Ending balance	6,407,909	7,631,036
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	138,510,358
Ending balance	164,072,719	138,510,358
Decrease through government assistance	5,602,949	2,373,217
Dealership rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,222,629
Ending balance	5,222,629	5,222,629
GROSS CARRYING AMOUNT
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	156,277,331	84,031,997
Additions, separately acquired	6,393	5,178,497
Additions, internally developed	58,242,044	71,590,428
Impairment	(34,578,703)
Foreign currency translation adjustment	4,334,677	(8,066,129)
Ending balance	188,087,016	156,277,331
GROSS CARRYING AMOUNT | Borrowing Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions, borrowing costs	3,805,274	3,542,538
GROSS CARRYING AMOUNT | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,137,374	4,217,288
Additions, separately acquired	6,393	5,178,497
Additions, internally developed	726,027	1,258,813
Impairment	0
Foreign currency translation adjustment	243,580	(517,224)
Ending balance	11,113,374	10,137,374
GROSS CARRYING AMOUNT | Software | Borrowing Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions, borrowing costs	0	0
GROSS CARRYING AMOUNT | Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	140,917,328	74,279,002
Additions, separately acquired	0	0
Additions, internally developed	57,516,017	70,331,615
Impairment	(34,578,703)
Foreign currency translation adjustment	4,091,097	(7,235,827)
Ending balance	171,751,013	140,917,328
GROSS CARRYING AMOUNT | Development costs | Borrowing Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions, borrowing costs	3,805,274	3,542,538
GROSS CARRYING AMOUNT | Dealership rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,222,629	5,535,707
Additions, separately acquired	0	0
Additions, internally developed	0	0
Impairment	0
Foreign currency translation adjustment	0	(313,078)
Ending balance	5,222,629	5,222,629
GROSS CARRYING AMOUNT | Dealership rights | Borrowing Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions, borrowing costs	0	0
ACCUMULATED DEPRECIATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(4,913,308)	(2,132,167)
Amortization	7,216,789	3,000,028
Foreign currency translation adjustment	(253,662)	218,887
Ending balance	(12,383,759)	(4,913,308)
ACCUMULATED DEPRECIATION | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,506,338)	(1,177,575)
Amortization	2,095,740	1,451,393
Foreign currency translation adjustment	(103,387)	122,630
Ending balance	(4,705,465)	(2,506,338)
ACCUMULATED DEPRECIATION | Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,406,970)	(954,592)
Amortization	5,121,049	1,548,635
Foreign currency translation adjustment	(150,275)	96,257
Ending balance	(7,678,294)	(2,406,970)
ACCUMULATED DEPRECIATION | Dealership rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Amortization	0	0
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 0